   FUND PROFILE
 _____, 1999

T. Rowe Price GNMA Fund

 A bond fund for investors seeking both high income and the highest credit quality.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

 1. What is the fund's objective?

   The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.


 2. What is the fund's principal investment strategy?

   We will invest primarily in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development. These securities represent "pools" of mortgage loans that are either guaranteed by the Federal Housing Administration or the Veterans Administration. Mortgage lenders pool individual home mortgages to back a certificate or bond, which is then sold to investors. Interest and principal payments from the underlying mortgages are passed through to investors.

   Invest With Confidence T. Rowe Price Ram Logo

   GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. GNMAs generally offer higher yields than Treasuries of similar maturity.The GNMA guarantee does not apply to the price of GNMA securities or the fund's share price, both of which will fluctuate with market conditions.

   We can also buy bills, notes, and bonds issued by the U.S. Treasury, and other instruments, including: related futures contracts; other agency securities backed by the full faith and credit of the U.S. government; shares of a T. Rowe Price Treasury money fund; and GNMA-related securities such as collateralized mortgage obligations (CMOs) and "strips," which receive only the interest or principal portion of the underlying mortgage payments. We may also purchase new mortgage bonds in the forward market.

   In selecting securities, fund managers may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of their outlook for interest rates and the economy. For example, if rates are expected to fall, mortgage securities expected to have below-average prepayment rates may be purchased and assets may also be allocated to Treasury notes or bonds, which could appreciate in that environment.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.


 3. What are the main risks of investing in the fund?


  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates should cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed by the U.S. Treasury can decline in price if rates rise. High-quality bonds can also gain in value when rates fall. The longer a bond's maturity, the more its value will fluctuate in response to changes in interest rates.

   Historically, GNMAs and other mortgage-backed securities have declined less than comparable Treasuries when rates were rising, and have gained less when rates were falling. That's because funds investing in mortgage securities carry their own special risks related to changing interest rates: prepayment risk and extension risk.


  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. The loss of high-yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the bond's poten-tial price gain in response to falling interest rates, reduce the bond's yield, or even cause the bond's price to fall below what an investor paid for it, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that can cause a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to the possibility that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as futures and options, other derivatives used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." The value of these instruments is derived from underlying securities such as mortgage-backed bonds. All these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage or interest rate environment.

   To the extent the fund invests in the forward market, it may increase its price sensitivity in relation to interest rate movements.

   Since GNMAs are backed by the full faith and credit of the U.S. government, credit risk, or the potential for losses in principal and income as a result of credit downgrades or defaults, is negligible.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 4. How can I tell if the fund is appropriate for me?


   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund may be appropriate if you are looking for high current income consistent with the highest credit quality and can accept fluctuations in share price. Steadily reinvesting the fund's income is a conservative strategy for building capital over time. If you are investing primarily for safety and liquidity, you should consider a money market fund. The fund should not represent your complete investment program or be used for short-term trading purposes.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.


 5. How has the fund performed in the past?


   The bar chart and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is no guarantee of its future returns.

 Calendar Year Total Returns

 1989 14.02%
 1990 10.01
 1991 15.04
 1992 6.46
 1993 6.15
 1994 -1.63
 1995 17.81
 1996 3.14
 1997 9.48
 1998 6.56



   The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 7.73% in the second quarter of 1989, and the worst was -2.40% in the first quarter of 1994.

 Average Annual Total Returns
                      Periods ended December 31, 1998

                      1 year     5 years     10 years

                       6.56%       6.88%       8.56%
                       6.82        7.31        9.27
                       6.47        6.51        8.30
 -------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 6. What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


 Fees and Expenses of the Fund
                                  Annual fund operating expenses
                           (expenses that are deducted from fund assets)
 ------------------------------------------------------------------------------

  Management fee                               0.47%
  Other expenses                               0.23%
  Total annual fund                            0.70%
  operating expenses
 ------------------------------------------------------------------------------

   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods:

      1 year       3 years      5 years     10 years

    ---------------------------------------------------------
        $72         $224         $390         $871
    ---------------------------------------------------------





 7. Who manages the fund?

   The fund is managed by T. Rowe Price Associates. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Deborah L. Boyer manages the fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. Ms. Boyer joined T. Rowe Price in 1996 and from 1993-1996 was an assistant vice president and government bond trader for First Chicago Capital Markets.


   The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 8. How can I purchase shares?


   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 9. How can I sell shares?


   You may redeem or sell any portion of your regular or IRA account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.

 10. When will I receive income and capital gain distributions?

   The fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.



 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;


  . brokerage services;

  . asset manager accounts.

To Open an Account
 Investor Services
 1-800-638-5660


For Existing Funds, Asset Manager, or Brokerage Accounts
 Shareholder Services

 1-800-225-5132

For Yields and Prices and Account Transactions
 Tele*Access/(R)/

 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet www.troweprice.com

 T. Rowe Price 100 East Pratt Street Baltimore, MD 21202


NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under

        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Evening Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day  year                 month  day   year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners

                                  G00-008 6/30/98
E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name

__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142

   FUND PROFILE
 _________, 1999

T. Rowe Price New Income Fund

 A bond fund for investors willing to assume principal risk to achieve an attractive level of income.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

 1. What is the fund's objective?

   The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.


 2. What is the fund's principal investment strategy?

   We will invest at least 80% of the fund's total assets in income-producing securities, including U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

   All securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency, but below investment grade by others. However, none of the fund's remaining assets can be invested in bonds rated below investment grade by Standard &

Invest With Confidence T. Rowe Price Ram Logo

   Poor's, Moody's, or Fitch IBCA, Inc. Securities in the BBB category, the lowest investment-grade credit rating, may have some speculative characteristics.

   We have considerable flexibility in seeking high yield for the fund. There are no maturity restrictions, so we can purchase longer-term bonds which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small, we may concentrate investments in the higher-rated issues.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.


 3. What are the main risks of investing in the fund?


  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates could cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds in the fund's portfolio can become less attractive to other investors when securities with higher yields become available. The longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term corporate funds. This increases the fund's potential for both losses and gains. However, the fund generally carries less interest rate risk than Treasury funds of comparable maturity.

  . Credit risk Shareholders could suffer declines in share price and income as a result of credit downgrades or defaults (failure to make a required interest or principal payment). The fund's price appreciation could be limited in a period of falling interest rates if investors fear an economic slowdown will result in credit downgrades and debt defaults. The fund's concentration in investment-grade bonds limits, but does not eliminate, its exposure to credit risk.


   o The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.


  . Foreign investing risk To the extent that the fund invests abroad, shareholders are exposed to special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

  . Prepayment risk and extension risk Because the fund can invest extensively in mortgage-backed securities, it has special risks related to changing interest rates. A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. The loss of high-yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the bond's potential price gain in response to falling interest rates, can reduce the bond's yield, or even cause the bond's price to fall below what an investor paid for it, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that can cause a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to the possibility that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as futures and options, other derivatives used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." The value of these instruments is derived from underlying securities such as mortgage-backed bonds. All these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage or interest rate environment.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 4. How can I tell if the fund is appropriate for me?


   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund may be appropriate for you if you seek an attractive level of income and are willing to accept the risk of a declining share price when interest rates rise. The fund should not represent your complete investment program or be used for short-term trading purposes.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.

 5. How has the fund performed in the past?


   The bar chart and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is no guarantee of its future returns.

 Calendar Year Total Returns

 1989 12.22%
 1990 8.77
 1991 15.51
 1992 4.96
 1993 9.58
 1994 -2.22
 1995 18.36
 1996 2.38
 1997 9.32
 1998 5.04



   The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 6.63% in the second quarter of 1989, and the worst was -2.53% in the first quarter of 1996.

 Average Annual Total Returns
                                     Periods ended December 31, 1998

                                     1 year     5 years     10 years

  New Income Fund                     5.04%       6.35%       8.24%
  Lehman Aggregate Bond Index         8.69        7.27        9.26
  Lipper Corp. Debt Funds A-Rated     7.47        6.54        8.82
  Average
 ----------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 6. What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

 Fees and Expenses of the Fund
                                  Annual fund operating expenses
                           (expenses that are deducted from fund assets)
 ------------------------------------------------------------------------------

  Management fee                               0.47%
  Other expenses                               0.24%
  Total annual fund                            0.71%
  operating expenses
 ------------------------------------------------------------------------------






   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods:

      1 year       3 years      5 years     10 years

    ---------------------------------------------------------
        $73         $227         $395         $883
    ---------------------------------------------------------





 7. Who manages the fund?

   The fund is managed by T. Rowe Price Associates. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   William T. Reynolds manages the fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. He has been managing investments for T. Rowe Price since 1981.


   The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 8. How can I purchase shares?


   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

 9. How can I sell shares?


   You may redeem or sell any portion of your regular or IRA account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 10. When will I receive income and capital gain distributions?

   The fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.



 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;


  . brokerage services;

  . asset manager accounts.

To Open an Account
 Investor Services
 1-800-638-5660


For Existing Funds, Asset Manager, or Brokerage Accounts
 Shareholder Services
 1-800-225-5132


For Yields and Prices and Account Transactions
 Tele*Access/(R)/
 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet
 www.troweprice.com

 T. Rowe Price 100 East Pratt Street Baltimore, MD 21202


NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of the corporate resolution.

        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Evening Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day  year                 month  day   year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?

__ Only one owner                 __   All owners

                                  G00-008 6/30/98
E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142

   FUND PROFILE
 _____, 1999

T. Rowe Price Personal Strategy Funds

 Three funds with different mixes of stocks, bonds, and money market securities to help investors match their risk tolerance with their investment goals.

 This profile summarizes key information about each fund that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

 1. What is each fund's objective?

  . Income Fund The highest total return over time, with a primary emphasis on income and a secondary emphasis on capital growth. We pursue this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

  . Balanced Fund The highest total return over time, with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

  . Growth Fund The highest total return over time, with a primary emphasis on capital growth and a secondary emphasis on income. We pursue this objective

Invest With Confidence T. Rowe Price Ram Logo by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.


   o Generally, the greater the portion of stocks in the fund, the higher the fund's potential return over time and the greater the risk of price declines.


 2. What is each fund's principal investment strategy?

   Under normal conditions, allocations for each fund can vary by 10 percentage points above or below the ranges shown in the table, based on our outlook for the economy and the financial markets. Under unusual conditions, each fund may invest in money market securities without limitation for temporary defensive purposes.


   When deciding allocations within these prescribed limits, managers may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when selecting particular stocks to purchase, managers will examine relative values and prospects among growth and value-oriented stocks, domestic and international stocks, and small-cap and large-cap stocks. This process draws heavily upon T. Rowe Price's proprietary stock research expertise. Much the same security selection process applies to bonds. For example, when deciding whether to adjust allocations to high-yield
   (junk) bonds, managers will weigh such factors as the outlook for the economy and corporate earnings and the yield advantage lower-rated bonds offer over investment-grade bonds.


 Differences Among Funds
                                                                            Relative
                                                                            risk/
  Fund      Strategy                           Benchmarks         Ranges    reward

                                                40% Stocks         30 - 50%  Lower
  Income    At least 65% of total assets in     40% Bonds          30 - 50
            income-producing bonds and         20% Money markets  10 - 30
            dividend-paying stocks.
            ---------------------------------------------------------------------------------------
                                                60% Stocks         50 - 70   More than Income
  Balanced  At least 25% of total assets in     30% Bonds          20 - 40   ,less
            senior fixed income securities.    10% Money markets    0 - 20   than Growth
            ---------------------------------------------------------------------------------------

                                                80% Stocks         70 - 90   Higher
  Growth    At least 65% of total assets in     20% Bonds          10 - 30
            common stocks of companies          and
            whose earnings and dividends        money
            we expect to increase.              markets
            ------------------------------------------------------




   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

 3. What are the main risks of investing in the funds?


   The risks vary depending on the fund's mix of stocks, bonds, and money market securities. The greater the percent of stocks, the greater the risk.

  . Risks of stock investing Stocks represent ownership in a corporation and their prices fluctuate with changes in a company's current earnings, prospects for future earnings, and with overall stock market conditions. Share prices of all companies, even the best managed and most profitable, can fall for any number of reasons, ranging from lower-than-expected earnings to changes in investor psychology. Significant trading by large institutional investors also can lead to price declines. In addition, if our assessment of company prospects proves incorrect, companies that our managers and analysts expect to do well may perform poorly. For these reasons, stock investors should have a long-term investment horizon and be willing to wait out bear markets.

   Risks of bond investing Bonds are debt securities, meaning the issuer has a contractual obligation to pay interest at a fixed rate on specified dates and to repay the principal (face value) upon maturity. Bonds in the funds have two main sources of risk. Interest rate risk, the most important risk, is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. Credit risk is the chance that any fund holding could have its credit downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.

   While the funds expect to invest primarily in investment-grade bonds, they may also hold high-yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA) to medium (BBB) quality, and high-yield bonds are rated BB and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB-rated bonds may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads.


  . Risks of foreign securities To the extent the funds invest in foreign stocks and bonds, they are also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

   o Each fund's share price may decline, so when you sell your shares, you may lose money. An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 4. How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

  . Income Fund Designed for investors seeking income primarily, but also some capital growth.

  . Balanced Fund Intended for those seeking a middle-of-the-road approach that emphasizes stocks for potential capital appreciation but also produces significant income to temper volatility.

  . Growth Fund Designed for more aggressive investors who want the greatest exposure to stocks and can withstand inevitable setbacks in an effort to achieve potential long-term growth.


   o The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.


 5. How has each fund performed in the past?


   The bar charts and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. Each fund's past performance is no guarantee of its future returns.

 Calendar Year Total Returns

 Personal Strategy Income Fund
 1995 24.71%
 1996 11.79
 1997 15.01
 1998 11.50

 Personal Strategy Balanced Fund
 1995 28.15%
 1996 14.20
 1997 17.79
 1998 13.90

 Personal Strategy Growth Fund
 1995 31.43%
 1996 17.68
 1997 20.56
 1998 15.65

   The funds can also experience short-term performance swings. The Personal Strategy Income Fund's best calendar quarter return during the years depicted in the chart was 8.01% in the second quarter of 1997, and the worst was -3.87% in the third quarter of 1998. The Personal Strategy Balanced Fund's best calendar quarter return was 11.16% in the fourth quarter of 1998, and the worst was -6.62% in the third quarter of 1998. The Personal Strategy Growth Fund's best calendar quarter return was 14.13% in the fourth quarter of 1998, and the worst was -9.02% in the first quarter of 1998

 Average Annual Total Returns
                                        Periods ended December 31, 1998
                                                        Since inception
                                          One year          7/29/94
 ------------------------------------------------------------------------------
  Income Fund                              11.50%           14.24%
  Lehman Brothers Aggregate Bond Index      8.69             8.76
                                        ----------------------------------
  Combined Index Portfolio /a/
  (40% Stocks, 40% Bonds, 20% Money         16.15            15.49
  Markets)
                                        ----------------------------------
  Balanced Fund                             13.90            16.82
  Merrill Lynch-Wilshire Capital            18.45            18.72
  Markets Index
                                        ----------------------------------
  Combined Index Portfolio /a/
  (60% Stocks, 30% Bonds, 10% Money         20.55            19.64
  Markets)
                                        ----------------------------------
  Growth Fund                               15.65            19.51
  Merrill Lynch-Wilshire Capital            18.45            18.72
  Markets Index
                                        ----------------------------------
  Combined Index Portfolio /a/
  (80% Stocks, 20% Bonds and Money          24.85            23.84
  Markets)
 ------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 /a/ The securities indexes used as comparisons for the stock, bond, and money market portions of each fund are the S&P 500, the Lehman Brothers Aggregate Bond Index, and 90-day Treasury bills, respectively.




 6. What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


 Fees and Expenses of the Funds
                               Annual fund operating expenses /a/
                          (expenses that are deducted from fund assets)

                                            Total
                                            annual
                                             fund          Fee waiver/
                Management   Other        operating          expense     Net ex-
                   fee      expenses       expenses       reimbursement  penses

  Income /b/       0.47%      0.63 %         0.90%           0.15 %        0.90%
  Balanced /c/     0.60       0.45           1.05               -          1.05
  Growth /d/       0.62       0.59           1.10            0.11          1.10
 ------------------------------------------------------------------------------

 /a /T. Rowe Price is contractually obligated to waive its fees and bear any expenses to the extent such fees or expenses would cause the funds' ratios of expenses to average net assets to exceed the percentage limitations indicated below. Fees waived or expenses paid or assumed are subject to reimbursement to T. Rowe Price by each fund through the indicated reimbursement date, but no reimbursement will be made if it would result in a fund's expense ratio exceeding its specified limit. A summary of the funds' expense limitations and the periods for which they are effective follows:

                    Limitation Period  Expense Ratio Limitation  Reimbursement Date


      Income         6/1/98-5/31/00             0.90%                 5/31/02
      Balanced
      / /            6/1/96-5/31/98             1.05%                 5/31/00
      Growth         6/1/98-5/31/00             1.10%                 5/31/02



 /b/The Personal Strategy Income Fund operated under a 0.95% expense ratio limitation that expired on May 31, 1998. Effective June 1, 1998, T. Rowe Price agreed to extend the limitation period through May 31, 2000, and lower the expense limitation from 0.95% to 0.90%, as reflected in the previous table. Any accrued fees or expenses are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.95% (for the first agreement) or below 0.90% (for the second agreement). However, no reimbursement will be made after May 31, 2000 (for the first agreement), May 31, 2002 (for the second agreement), or if it would result in the expense ratio exceeding 0.95% (for the first agreement) or 0.90% (for the second agreement).

 /c/The Personal Strategy Balanced Fund operated under a 1.05% expense ratio limitation that expired on May 31, 1998. Any accrued fees or expenses under the previous agreement are subject to reimbursement to T. Rowe Price through May 31, 2000.

 /d/The Personal Strategy Growth Fund operated under a 1.10% expense ratio limitation that expired on May 31, 1998. Effective June 1, 1998, T. Rowe Price agreed to extend this limitation through May 31, 2000. Any accrued fees or expenses are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 1.10%; however, no reimbursement will be made after May 31, 2000 (for the first agreement), May 31, 2002 (for the second agreement), or if it would result in the expense ratio exceeding 1.10%.




   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods:

     Fund       1 year   3 years   5 years   10 years
     Income      $92       $332      $598     $1,386
               ----------------------------------------
     Balanced    107       334       589      1,341
               ----------------------------------------
     Growth      112       376       668      1,533
    --------------------------------------------------------

 7. Who manages the funds?


   Each fund is managed by T. Rowe Price Associates. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edmund M. Notzon manages each fund day-to-day and has been chairman of their Investment Advisory Committee since 1998. He has been managing investments for T. Rowe Price since 1989.


   The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 8. How can I purchase shares?


   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 9. How can I sell shares?


   You may redeem or sell any portion of your regular or IRA account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 10. When will I receive income and capital gain distributions?

   The Balanced and Income Funds distribute income quarterly and net capital gains, if any, at year-end. The Growth Fund distributes income annually and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;


  . brokerage services;

  . asset manager accounts.

To Open an Account
 Investor Services
 1-800-638-5660


For Existing Funds, Asset Manager, or Brokerage Accounts
 Shareholder Services
 1-800-225-5132


For Yields and Prices and Account Transactions
 Tele*Access/(R)/
 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet www.troweprice.com

 T. Rowe Price 100 East Pratt Street Baltimore, MD 21202


NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA

Daytime Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Evening Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day  year                 month  day   year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners

                                  G00-008 6/30/98
E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142

   FUND PROFILE
 _____, 1999

T. Rowe Price U.S. Treasury Funds

 Money market and bond funds for investors seeking the income potential and credit safety of securities issued by the U.S. government and its agencies.

 This profile summarizes key information about each fund that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

 1. What is each fund's objective?


   U.S. Treasury Money The fund seeks preservation of capital and liquidity, and, consistent with these goals, the highest possible current income.

   U.S. Treasury Intermediate The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

   U.S. Treasury Long-Term The fund seeks the highest level of income consistent with maximum credit protection.


 2. What is each fund's principal investment strategy?

   U.S. Treasury Money The fund is managed to provide a stable share price of $1.00. The fund invests at least 80% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit

Invest With Confidence T. Rowe Price Ram Logo of the U.S. government. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

   U.S. Treasury Intermediate The fund invests at least 85% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and in other investments involving these securities. The remainder is invested in other securities backed by the full faith and credit of the U.S. government and related instruments. The portfolio's weighted average maturity is expected to range between three and seven years. No security will have a remaining effective maturity of more than 10 years from the time of purchase.

   U.S. Treasury Long-Term The fund invests at least 85% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and other investments involving these securities. The remainder is invested in other securities backed by the full faith and credit of the U.S. government and related instruments. The portfolio's weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.


   All funds: In addition to Treasury securities, the funds' other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); and, for the bond funds, (2) collateralized by such investments; or (3) held in shares of an internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

 Differences Among Funds
  Fund           Credit-Quality    Income     Expected Share        Expected Average
                 Categories                   Price Fluctuation     Maturity
                -----------------------------------------------------------------------

  Money          Highest           Lower      Stable                90 days or less
                -----------------------------------------------------------------------
  Intermediate   Highest           Moderate   More than Money,      3 to 7 years
                                              Less than Long-Term
                -----------------------------------------------------------------------
  Long-Term      Highest           Higher     High                  15 to 20 years
 -------------------------------------------------------------------------------------------




   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

 3. What are the main risks of investing in the funds?

   U.S. Treasury Money Fund The fund should have little or no credit risk because it invests only in securities backed by the federal government, the most creditworthy issuer of fixed income instruments. (Credit risk is the chance that a fund's holdings will have their credit ratings downgraded or that their issuers will default, that is, fail to make scheduled interest and principal payments.)

   There is little risk of principal loss because the fund is managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the fund will avoid principal losses if interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   U.S. Treasury Intermediate and Long-Term Funds These bond funds should also have minimal credit risk because they invest only in securities backed by the federal government and other investments involving such securities. The primary source of risk is the possibility of rising interest rates, which generally cause bond prices and each fund's share price to fall. The Long-Term Fund is subject to the greatest price swings because the longer the maturity, the greater the price decline when rates rise and the greater the price increase when rates fall.


   As with any mutual fund, there can be no guarantee these funds will achieve their objectives.


   o The bond funds' share prices will fluctuate as interest rates change, so when you sell your shares, you may lose money. An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 4. How can I tell which fund is most appropriate for me?


   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Money Fund may be appropriate for you if the stability and accessibility of your investment are more important to you than the opportunity for higher income or total return. The Intermediate and Long-Term Funds may be appropriate if you seek an attractive level of income and are willing to accept the risk of a loss of principal when interest rates rise. The Long-Term Fund has the highest income and potential return over time, but also the greatest risk of price declines.

   o The bond funds should not represent your complete investment program or be used for short-term trading purposes.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.


 5. How has each fund performed in the past?


   The bar charts and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. Each fund's past performance is no guarantee of its future returns.

 Calendar Year Total Returns


 U.S. Treasury Money Fund
 1989 8.30%
 1990 7.42
 1991 5.39
 1992 3.24
 1993 2.51
 1994 3.53
 1995 5.25
 1996 4.76
 1997 4.86
 1998 4.80

 U.S. Treasury Intermediate Fund
 1990 8.96
 1991 14.80
 1992 6.27
 1993 7.99
 1994 -2.25
 1995 15.89
 1996 2.37
 1997 8.17
 1998 10.18

 U.S. Treasury Long-Term Fund
 1990 6.67%
 1991 16.28
 1992 5.82
 1993 12.92
 1994 -5.75
 1995 28.60
 1996 -2.37
 1997 14.73
 1998 12.82



   The funds can also experience short-term performance swings. The U.S. Treasury Money Fund's best calendar quarter return during the years depicted in the chart was 2.15% in the second quarter of 1989, and the worst was
    0.60% in the first quarter of 1993. The U.S. Treasury Intermediate Fund's best calendar quarter return was 6.82% in the third quarter of 1998, and the worst was -2.14% in the first quarter of 1992. The U.S. Treasury Long-Term Fund's best calendar quarter return was 10.15% in the second quarter of 1995, and the worst was -7.28% in the first quarter of 1996

 Average Annual Total Returns
                         Periods ended December 31, 1998
                                            10 years or
                         1 year  5 years  since inception  Inception date
                         -------------------------------------------------------

  U.S. Treasury Money
  Fund                   4.80%    4.64%        4.99%          6/28/82
  Lipper U.S. Treasury
  Money Market Funds      4.69    4.62         5.07
  Average
                         --------------------------------------------------
  U.S. Treasury
  Intermediate Fund      10.18    6.69         8.06           9/29/89
  Salomon Smith Barney
  1-7 Yr. Treasury
  Index                   8.06    6.43         7.88
  Lipper Intermediate
  U.S. Treasury Funds     9.05      6.17         7.89
  Average
                         --------------------------------------------------
  U.S. Treasury
  Long-Term Fund         12.82    8.90         9.75           9/29/89
  Salomon Smith Barney
  Treasury Index         10.00    7.21         8.81
  Lipper General U.S.
  Treasury Funds          9.69      7.59         9.21
  Average
 -------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any. The Money Fund's $1.00 share price is not guaranteed.


 6. What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

 Fees and Expenses of the Funds
                               Annual fund operating expenses
                       (expenses that are deducted from fund assets)

                                                           Total
                                                           annual
                                                            fund
                                                         operating
                     Management fee  Other expenses       expenses

  Money                  0.32%           0.19%             0.51%
  Intermediate           0.37%           0.24%             0.61%
  Long-Term              0.37%           0.30%             0.67%
 ------------------------------------------------------------------------


   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

     Fund          1 year   3 years   5 years   10 years

     Money           $52      $164      $285      $640
                   ---------------------------------------
     Intermediate    62       195       340       762
                   ---------------------------------------
     Long-Term       68       214       373       835
    -----------------------------------------------------------

 7. Who manages the funds?

   Each fund is managed by T. Rowe Price Associates. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edward A. Wiese manages the Money Fund day-to-day and has been chairman of its Investment Advisory Committee since 1990. He has been managing investments for T. Rowe Price since 1985.


   Cheryl A. Mickel manages the Intermediate Fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. She joined T. Rowe Price in 1989 and has been managing investments since 1997.

   Jerome A. Clark manages the Long-Term Fund day-to-day and has been chairman of its Investment Advisory Committee since 1998. He has been managing investments for T. Rowe Price since 1993.

   The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 8. How can I purchase shares?


   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 9. How can I sell shares?


   You may redeem or sell any portion of your regular or IRA account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer free exchange among our entire fam-ily of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 10. When will I receive income and capital gain distributions?

   Each fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.



 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;


  . brokerage services;

  . asset manager accounts.

To Open an Account
 Investor Services
 1-800-638-5660


For Existing Funds, Asset Manager, or Brokerage Accounts
 Shareholder Services

 1-800-225-5132

For Yields and Prices and Account Transactions
 Tele*Access/(R)/

 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet www.troweprice.com

 T. Rowe Price 100 East Pratt Street Baltimore, MD 21202

NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Evening Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _

month day year                   month day   year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________

6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners

                                  G00-008 6/30/98
E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.

       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the

Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142